Accounting Policies	12 Months Ended
Oct. 31, 2021
Accounting Policies
Accounting Policies
3.	Accounting Policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements and have been applied consistently by the Company and its subsidiaries.

A.	Summary of significant accounting policies

Cash and cash equivalents

Cash and cash equivalents consist of bank balances and highly liquid short-term investments with a maturity date of 90 days or less which are convertible to known amounts of cash at any time by the Company without penalties.

A.	Summary of significant accounting policies (continued)

Marketable securities

Marketable securities comprise of the Company’s investments in market equities in Canada and Australia. Such securities are measured at fair market value in the consolidated financial statements with unrealized gains or losses recognized in the consolidated statement of loss and other comprehensive loss. Fair values for marketable securities are estimated using quoted market prices in active markets, obtained from securities exchanges. At the time securities are sold or otherwise disposed of, gains or losses are included in consolidated statement of loss and other comprehensive loss.

Inventory

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is calculated on a weighted average cost basis and includes expenditures incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and costs necessary to make the sale. The Company reviews inventory for obsolete, redundant, and slow-moving inventory items and any such items are written down to net realizable value.  Any write-downs of inventory to net realizable value are recorded in consolidated statement of loss and other comprehensive loss of the related year. Refer to Note 3B for further information.

Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. During the construction of leasehold improvements, items are classified as construction in progress.  When the asset is available for use, it is transferred from construction in progress to the appropriate category of property and equipment, and depreciation on the item commences.

Depreciation is provided using the following methods at rates intended to depreciate the costs of the assets over their estimated useful lives:

Asset	Method	Useful life
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	25 years

When a property and equipment asset includes significant components with different useful lives, each significant component is depreciated separately.

The estimated useful lives and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in consolidated statement of loss and other comprehensive loss of the related year.

Assets under construction are not ready for use and are not depreciated.

Repairs and maintenance costs that do not improve or extend productive life are recognized in the consolidated statement of loss and other comprehensive loss in the year in which the costs are incurred.

Intangible assets

Intangible assets acquired separately are measured initially at cost and consists of software, brand names, and licenses. Following initial recognition, intangible assets with a definite useful life are recorded at cost less accumulated amortization and accumulated impairment losses, if any.  Intangible assets with an indefinite useful life are recorded at cost less accumulated impairment losses, if any. The cost of intangible assets acquired in an asset acquisition or a business combination are initially measured using an allocation of the purchase consideration using a relative fair value approach.

A.	Summary of significant accounting policies (continued)

Intangible assets (continued)

The useful lives of intangible assets are assessed as either finite or indefinite.  Amortization of finite life intangible assets is provided, when the intangible asset is available for use, on a straight-line basis over their estimated useful lives, which for leases is the lower of the useful life of the asset, or the primary lease term, including renewals at the Company’s option, if any, as follows:

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Licenses	Straight-line	Remaining term of the lease
Brand names	-	Indefinite life

The estimated useful lives and amortization methods are reviewed at each year-end, and any changes in estimates are accounted for prospectively.  Intangible assets not yet available for use are not subject to amortization.

Intangible assets classified by the Company as having indefinite useful lives are comprised of brands from the ecommerce subsidiaries. The Company plans to use the brands for these different ecommerce entities indefinitely, as there is no foreseeable limit to the period over which the brands are expected to generate cash inflows for Company. Further, the Company will incur future expenditures to maintain these brands in order to maintain the standard of performance for each brand.

Goodwill

Goodwill arises on business combinations and is tested for impairment annually or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. Goodwill is initially recognized as the excess of the purchase price over the fair value of the net assets acquired in a business combination. Subsequently, goodwill is measured at cost less accumulated impairment losses.

Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its property and equipment, right-of-use assets, and intangible assets with a definite useful life to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated in order to determine the extent of the impairment loss, if any.

Goodwill and intangible assets with indefinite useful lives are tested annually and when circumstances indicate that the carrying amount may be impaired.

For impairment testing assets, excluding goodwill, are grouped together into the smallest group of assets, cash generating units (“CGUs”), that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

Testing goodwill for impairment is determined by assessing the recoverable amount for each group of CGUs to which the goodwill relates.

An impairment loss is recognized for the amount by which the CGU or group of CGUs carrying amount exceeds its recoverable amount. The recoverable amount of the CGU or group of CGUs is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or group of CGUs. The fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset.

An impairment loss is recognized if the carrying amount of the CGU or group of CGUs exceeds its recoverable amount.

An impairment loss for property and equipment, and intangible assets with a definite useful life is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Impairment losses relating to goodwill cannot be reversed in future periods.

A.	Summary of significant accounting policies (continued)

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

Revenue recognition

Revenue recognition is based on a 5-step approach, under IFRS 15, which includes identifying the contract with the customer, identifying the performance obligations, determining the individual transaction price, allocating the transaction price to the performance obligations in the contract and recognizing revenue when the relevant performance obligations are satisfied. Revenue is recognized when the entity satisfies the performance obligation upon delivery and acceptance by the customer. Revenue in the consolidated financial statements is disaggregated into cannabis and CBD, consumption accessories, data analytics services and other revenue.

Recognition

The nature, timing of recognition of satisfied performance obligations, and payment terms for the Company’s goods and services are described below:

For performance obligations related to merchandise sales, the Company typically transfers control, completes the performance obligation, and recognizes revenue at the point in time when delivery of the items to the customer occurs, with the exception of bill and hold arrangements as noted below. Upon delivery the customer can obtain substantially all of the benefits from the items purchased.

For performance obligations related to franchise contracts and data analytics contracts, the Company typically satisfies its performance obligations at a point in time, or over time as services are rendered, depending on the obligation and the specifics of the contract.

Identification of performance obligations

Where contracts contain multiple promises for goods or services, management exercises judgement in determining whether goods or services constitute distinct goods or services or a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The determination of a performance obligation affects whether the transaction price is recognized at a point in time or over time. Management considers both the mechanics of the contract and the economic and operating environment of the contract in determining whether the goods or services in a contract are distinct.

Transaction price

In determining the transaction price and estimates of variable consideration, management considers the history of the customer in estimating the goods and services to be provided to the customer as well as other variability in the contract.

Allocation of transaction price to performance obligations

The Company’s contracts generally outline a specific amount to be invoiced to a customer associated with each performance obligation in the contract. Where contracts do not specify amounts for individual performance obligations, the Company estimates the amount of the transaction price to allocate to individual performance obligations based on their standalone selling price, which is primarily estimated based on the amounts that would be charged to customers under similar market conditions.

A.	Summary of significant accounting policies (continued)

Revenue recognition (continued)

Satisfaction of performance obligations

The satisfaction of performance obligations requires management to make judgment as to when control of the underlying good or service transfers to the customer. Determining when a performance obligation is satisfied affects the timing of revenue recognition.

Management considers both customer acceptance of the good or service, and the impact of laws and regulations such as standard shipping practices, in determining when this transfer occurs.

Merchandise sales

Revenue consists of sales to customers through the Company’s network of retail stores, ecommerce platforms and through the wholesale distribution arm. Merchandise sales through retail stores are recognized at the time of delivery to the customer, which is generally at the point of sale. Merchandise sales through the Company’s e-commerce platforms and wholesale distribution arm are recognized upon date of receipt by the customer. Where the Company arranges the shipping of goods, revenue is recognized on the date of delivery of goods to the customer’s location (FOB destination).

Data Analytics revenue

The Company earns revenue by providing data analytics services. The performance obligation is fulfilled when the data and services agreed upon are delivered to the customer at the end of calendar month. Data analytics revenue is recognized in consolidated statement of loss and other comprehensive loss when earned.

Other revenue

The Company earns variable royalty income from its franchisees. The variable royalty income is calculated at an agreed rate on the revenue earned by franchisees. Royalty revenue is recognized in consolidated statement of loss and other comprehensive loss when earned.

The Company earns revenue by providing retail management services. The performance obligation is fulfilled when the agreed upon management services are completed on a monthly basis by the Company. Management fee revenue is recognized in consolidated statement of loss and other comprehensive loss when earned.

Sales returns

The Company does allow returns. Defective products or products that get damaged upon shipping by the Company are considered for exchanges or refunds. Due to negligible amount of returns the Company does not record any provision for returns.

Consignment and principal versus agent considerations

IFRS 15 focuses on recognizing revenue as an entity transfers control of a good or service to a customer which could affect how an entity evaluates its position in a transaction as either a principal or an agent. The standard provides that an entity is a principal in a transaction if it controls the specified goods or services before they are transferred to the customer. The Company has entered into an arrangement whereby assets are transferred by the Company to another party (a “Consignee”) for storage. The Company continues to act in the capacity of the principal as evidenced by the Company’s ability to control the assets until the sale of the product to an external customer.

Drop shipment and principal verse agent considerations

In the merchandise sales transactions completed by some of the ecommerce platforms, the Company utilizes its drop-shipment technology to complete the transaction. Drop-shipment allows for customers to make a purchase through the Company’s ecommerce website which is fulfilled by a third-party supplier. The Company is the principal in the transaction, as the price setting, risks of shipment of the merchandise and provision of refunds is the responsibility of the Company.

A.	Summary of significant accounting policies (continued)

Taxes

Tax expense is comprised of current and deferred tax. Tax is recognized in the consolidated statement of loss and other comprehensive loss except to the extent that it relates to items recognized in other comprehensive income (loss) or equity on the statement of financial position.

Current tax

Current tax is calculated using tax rates which are enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to taxation authorities.

Deferred tax

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates which are enacted or substantively enacted at the end of the reporting period and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are generally recognized for all taxable temporary differences, except for temporary differences that arise from goodwill, which is not deductible for tax purposes. Deferred tax liabilities are also recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.

Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible balances can be utilized. All deferred tax assets are analyzed at each reporting period and reduced to the extent that it is no longer probable that the asset will be recovered. Deferred tax assets and liabilities are not recognized with respect to temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Share-based payments

The fair value of stock options and restricted share units (“RSU”), here-after referred to collectively as “options”, issued to directors, officers and consultants under the Company’s stock option plan and RSU plan are estimated at the date of issue using the Black-Scholes option pricing model, and charged to consolidated statement of loss and other comprehensive loss and contributed surplus over their relevant vesting period.  Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. On the exercise of options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.

The fair value of options issued to advisors in conjunction with financing transactions is estimated at the date of issue using the fair value of the goods and services received first, if determinable, then by the Black-Scholes option pricing model, and charged to share capital and contributed surplus over the vesting period. On the exercise of advisor options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.

Where options are cancelled, it is treated as if the options had vested on the date of cancellation and any expense not yet recognized for the award is recognized immediately.  However, if a new option is substituted for the cancelled option and is designated as a replacement option on the date that it is granted, the cancelled and the new options are treated as if they were a modification of the original option.

Option pricing models require the input of highly subjective assumptions, including the expected price volatility.  Changes in these assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s share purchase options.  Forfeitures are estimated for each reporting period and adjusted as required to reflect actual forfeitures that have occurred in the period.

A.	Summary of significant accounting policies (continued)

Earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing the profit or loss attributable to owners of the Company by the weighted average number of common shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing the losses of the Company by the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares. The weighted average number of common shares outstanding is increased by the total number of additional common shares that would have been issued by the Company assuming exercise of all convertible equity instruments with exercise prices below the average market price for the year.

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The operating results of all operating segments for which discrete financial information is available are reviewed regularly by Chief Operating Decision Maker (“CODM”), the Company’s executive management, to make decisions about resources to be allocated to the segments and assess their performance. Segment results that are important to executive management generally include items directly attributable to a segment.

Leases

At the lease possession date, the Company recognizes a lease liability reflecting its obligation for future lease payments and a right of use asset representing its right to use the underlying asset.

Right of use assets are presented in the consolidated statement of financial position and are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are amortized on a straight-line basis over the lease term. The Company also assesses the right of use asset for impairment when such indicators exist.

Lease liabilities are presented in the consolidated statement of financial position and are measured at the present value of future lease payments discounted at the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments and variable lease payments that are based on an index or rate. Accretion expense is recognized on lease liabilities using the effective interest method.

Leases that are subleased to a third party are presented on the statement of financial position as a net investment lease. Upon entering into a sublease agreement, the Company immediately de-recognizes the related right of use asset and recognizes a net investment lease. Net investment leases are measured at cost, which includes the present value of the lease at the time of inception of the sublease. Any differences between the right of use asset and the net investment lease are recognized in the statement of consolidated loss and other comprehensive loss. Interest income related to the sublease is recognized in the consolidated statement of loss and comprehensive loss.

The Company has elected to account for short-term leases and leases of low value assets using the practical expedients. Instead of recognizing a right-of-use-asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Asset acquisitions

Acquisitions that do not meet the definition of a business combination are accounted for as an asset acquisition.  Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values.  Asset acquisitions do not give rise to goodwill.

A.	Summary of significant accounting policies (continued)

Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

I.	Classification and Measurement

The following table summarizes the classification of the Company’s financial instruments under IFRS 9 Financial Instruments (“IFRS 9”)

Financial Instrument	IFRS 9 Classification
Cash	Amortized cost
Accounts receivable	Amortized cost
Loans receivable	Amortized cost
Promissory note receivable	Fair value through profit or loss
Marketable securities	Fair value through profit or loss
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost
Convertible debt	Amortized cost
Derivative liability	Fair value through profit or loss
Contingent consideration	Fair value through profit or loss

Financial assets

Based on the Company’s assessment of its business model and for the purposes of subsequent measurement, financial assets are classified into two categories:

●The Company’s cash, trade receivables, and loans receivable are subsequently measured at amortized cost. These are assets that are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
●The Company’s convertible promissory loan and marketable securities are subsequently measured at fair value through profit or loss. The convertible promissory loan included a conversion feature and failed the solely payment of principle and interest (“SPPI”) test, and therefore is required to be subsequently measured through profit or loss.

Financial assets measured at amortized cost are measured at cost using the effective interest method.

Financial assets are derecognized when the rights to receive cash flows from the financial asset have expired or when the Company has transferred its rights to receive cash flows from the financial asset.

Financial liabilities

The classification of financial liabilities is determined by the Company at initial recognition. The classification categories are as follows:

●The Company’s accounts payables, notes payable, and convertible debt are subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in the consolidated statement of loss and comprehensive loss.
●The Company’s derivative liabilities and contingent liabilities are subsequently measured at fair value with changes in fair value and interest expense recognized in the consolidated statement of loss and comprehensive loss.

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of loss and comprehensive loss.

A.	Summary of significant accounting policies (continued)
II.	Impairment of Financial Assets

At each reporting date, the Company assesses whether a financial asset or group of financial assets is impaired under the expected credit loss (“ECL”) model. For financial assets measured at amortized cost, the ECL model requires entities to account for expected credit losses on financial assets at the date of initial recognition, and to account for changes in expected credit losses at each reporting date to reflect changes in credit risk.

The loss allowance for a financial asset is measured at an amount equal to the lifetime expected credit loss if its credit risk has increased significantly since initial recognition, or if the financial asset is a purchased or originated credit-impaired financial asset. If the credit risk on a financial asset has not increased significantly since initial recognition, its loss allowance is measured at an amount equal to the 12-month expected credit loss.

The Company measures its trade receivables using the simplified approach. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on life time ECLs at each reporting date. The Company has established a provision matrix based on its historical credit loss experience adjusted for forward-looking information including household consumption and consumer price indices, as well as real gross domestic product. The Company also contemplates the grouping of receivables into various customer segments that have similar loss patterns (e.g. by geography).

The Company uses the general approach to measure the expected credit loss for certain loans receivable and lease receivables. ECLs are measured based all possible default events over the expected life of a financial instrument (“lifetime ELCs”).

Government Grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

For those Canadian subsidiaries that did experience a decline in sales, the Company applied for the Canada Emergency Wage Subsidy, a government grant offered by the Canadian Government to assist Companies impacted by COVID-19.  During, the year ended October 31, 2021, the Company received $1,470 in Canada Emergency Wage Subsidy, which has been offset against wages and salaries in the consolidated statements of net loss.

B.	Current Accounting Policy Changes

Definition of a Business

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

The Company applied the new framework in the year ended October 31, 2021 to determine whether businesses acquired within the year met the definitions of a business, such that the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs.

Costs Necessary to Sell Inventories (IAS 2) Agenda Decision

At its June 2021 meeting, the IFRS Interpretations Committee finalized an agenda decision about the costs an entity includes as the ‘estimated costs necessary to make the sale’ when calculating net realizable value of inventories, which is used in determining if inventory balances are impaired. The Committee concluded that when determining the net realizable value of inventories, an entity estimates the costs necessary to make the sale in the ordinary course of business, which requires the exercise of judgement. The Company assessed the impact of costs included in the ‘estimated costs necessary to make the sale’ as comprehensive of all related costs, and no significant changes to the Company’s policies were required.

B.	Current Accounting Policy Changes (continued)

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

In August 2020, the IASB commenced Phase 2 of the Interest Rate Benchmark Reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (“IBOR”) is replaced with an alternative nearly risk-free rate (“RFR”). The amendments include the following practical expedients:

-	A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest
-	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued
-	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no impact on the consolidated financial statements of the Company. The Group intends to use the practical expedients in the future periods if they become applicable.